Consolidated Balance Sheets		Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Current assets
Cash		¥ 246,351,231	$ 34,721,808	¥ 370,108,059
Restricted cash		200,000	28,189	261,766
Accounts receivable, net		444,161,291	62,602,014	463,051,792
Advance to suppliers, net		1,662,739	234,354	6,763,326
Inventories, net		203,422,602	28,671,262	185,380,952
Prepaid expenses and other current assets		7,370,089	1,038,772	10,412,769
Total current assets		903,167,952	127,296,399	1,035,978,664
Non-current assets
Property, plant and equipment, net		473,348,006	66,715,716	571,756,443
Operating lease right-of-use assets, net		7,275,367	1,025,422	11,132,428
Deferred tax assets, net		23,634,189	3,331,105	1,905,581
Intangible assets, net		71,245,336	10,041,626	78,056,792
Other assets, non-current		34,356,506	4,842,355	20,923,703
Total non-current assets		609,859,404	85,956,224	683,774,947
Total assets		1,513,027,356	213,252,623	1,719,753,611
Current liabilities
Bank loans and other borrowings - current		318,540,732	44,896,509	193,736,563
Accounts payable		67,774,798	9,552,473	80,439,489
Accrued expenses and other liabilities		408,737,969	57,609,301	377,536,644
Operating lease liabilities - current		5,156,540	726,785	4,753,547
Deferred government grants - current		2,015,693	284,100	2,295,701
Total current liabilities		802,225,732	113,069,168	658,761,944
Non-current liabilities
Bank loans and other borrowings – non-current		98,983,780	13,951,202	293,790,596
Operating lease liabilities - non-current		1,783,593	251,387	6,348,890
Deferred government grants - non-current		20,279,945	2,858,343	23,606,507
Warrants liability		4,548,004	641,015	8,792,389
Total non-current liabilities		125,595,322	17,701,947	332,538,382
Total liabilities		927,821,054	130,771,115	991,300,326
Shareholders’(deficit)/equity
Ordinary shares, par value US$0.00002 per share; 9,950,000,000 shares authorized; 93,058,197 and 190,227,959 shares issued and outstanding as of March 31, 2023 and 2024, respectively *	[1]	26,105	3,679	12,297
Additional paid-in capital		2,950,862,914	415,907,387	2,656,891,036
Accumulated deficit		(2,307,502,836)	(325,229,434)	(1,874,037,965)
Accumulated other comprehensive loss		(58,179,881)	(8,200,124)	(54,412,083)
Total shareholders’ equity		585,206,302	82,481,508	728,453,285
Total liabilities and shareholders’ equity		¥ 1,513,027,356	$ 213,252,623	¥ 1,719,753,611

[1]	Gives retroactive effect to the business combination in March 2023.